Note 5 - Share Capital (Details) - Outstanding Options Under the Protiva Option Plan	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD	Dec. 31, 2013 Total [Member] EquivalentNumberOfCompanyCommonSharesMember Protiva Share Options [Member]	Dec. 31, 2012 Total [Member] EquivalentNumberOfCompanyCommonSharesMember Protiva Share Options [Member]	Dec. 31, 2011 Total [Member] EquivalentNumberOfCompanyCommonSharesMember Protiva Share Options [Member]	Dec. 31, 2010 Total [Member] EquivalentNumberOfCompanyCommonSharesMember Protiva Share Options [Member]	Dec. 31, 2013 Total [Member] Protiva Share Options [Member] USD ($)	Dec. 31, 2013 Total [Member] Protiva Share Options [Member] CAD	Dec. 31, 2012 Total [Member] Protiva Share Options [Member] USD ($)	Dec. 31, 2012 Total [Member] Protiva Share Options [Member] CAD	Dec. 31, 2011 Total [Member] Protiva Share Options [Member] USD ($)	Dec. 31, 2011 Total [Member] Protiva Share Options [Member] CAD	Dec. 31, 2010 Total [Member] Protiva Share Options [Member] USD ($)	Dec. 31, 2010 Total [Member] Protiva Share Options [Member] CAD	Dec. 31, 2012 Total [Member] USD ($)	Dec. 31, 2012 Total [Member] CAD	Dec. 31, 2011 Total [Member] USD ($)	Dec. 31, 2011 Total [Member] CAD	Dec. 31, 2010 Total [Member] USD ($)	Dec. 31, 2010 Total [Member] CAD	Dec. 31, 2013 Exercised [Member] EquivalentNumberOfCompanyCommonSharesMember Protiva Share Options [Member]	Dec. 31, 2012 Exercised [Member] EquivalentNumberOfCompanyCommonSharesMember Protiva Share Options [Member]	Dec. 31, 2011 Exercised [Member] EquivalentNumberOfCompanyCommonSharesMember Protiva Share Options [Member]	Dec. 31, 2013 Exercised [Member] Protiva Share Options [Member] USD ($)	Dec. 31, 2013 Exercised [Member] Protiva Share Options [Member] CAD	Dec. 31, 2012 Exercised [Member] Protiva Share Options [Member] USD ($)	Dec. 31, 2012 Exercised [Member] Protiva Share Options [Member] CAD	Dec. 31, 2011 Exercised [Member] Protiva Share Options [Member] USD ($)	Dec. 31, 2011 Exercised [Member] Protiva Share Options [Member] CAD	Dec. 31, 2013 Exercised [Member] USD ($)	Dec. 31, 2013 Exercised [Member] CAD	Dec. 31, 2012 Exercised [Member] USD ($)	Dec. 31, 2012 Exercised [Member] CAD	Dec. 31, 2011 Exercised [Member] USD ($)	Dec. 31, 2011 Exercised [Member] CAD	Dec. 31, 2013 Forfeited, Cancelled or Expired [Member] EquivalentNumberOfCompanyCommonSharesMember Protiva Share Options [Member]	Dec. 31, 2013 Forfeited, Cancelled or Expired [Member] Protiva Share Options [Member] USD ($)	Dec. 31, 2013 Forfeited, Cancelled or Expired [Member] Protiva Share Options [Member] CAD	Dec. 31, 2013 Forfeited, Cancelled or Expired [Member] USD ($)	Dec. 31, 2013 Forfeited, Cancelled or Expired [Member] CAD	Dec. 31, 2012 Forfeited, Cancelled or Expired [Member] USD ($)	Dec. 31, 2012 Forfeited, Cancelled or Expired [Member] CAD	Dec. 31, 2011 Forfeited, Cancelled or Expired [Member] USD ($)	Dec. 31, 2011 Forfeited, Cancelled or Expired [Member] CAD
Note 5 - Share Capital (Details) - Outstanding Options Under the Protiva Option Plan [Line Items]
Number of Protiva Options	1,730,765	1,730,765	319,274	321,299	331,517	349,883	472,885	472,885	475,885	475,885	491,020	491,020	518,223	518,223	1,648,846	1,648,846	1,413,318	1,413,318	1,083,432	1,083,432	(1,350)	(10,218)	(18,366)	(2,000)	(2,000)	(15,135)	(15,135)	(27,202)	(27,202)	(124,246)	(124,246)	(28,417)	(28,417)	(1,667)	(1,667)	(675)	(1,000)	(1,000)	(64,085)	(64,085)	(62,355)	(62,355)	(71,547)	(71,547)
Equivalent number of Company common shares	1,730,765	1,730,765	319,274	321,299	331,517	349,883	472,885	472,885	475,885	475,885	491,020	491,020	518,223	518,223	1,648,846	1,648,846	1,413,318	1,413,318	1,083,432	1,083,432	(1,350)	(10,218)	(18,366)	(2,000)	(2,000)	(15,135)	(15,135)	(27,202)	(27,202)	(124,246)	(124,246)	(28,417)	(28,417)	(1,667)	(1,667)	(675)	(1,000)	(1,000)	(64,085)	(64,085)	(62,355)	(62,355)	(71,547)	(71,547)
Weighted average exercise price (in Dollars per share and Dollars per share)	$ 4.32	4.45					$ 0.29	0.30	$ 0.30	0.30	$ 0.30	0.30	$ 0.30	0.30	$ 4.54	4.54	$ 5.38	5.32	$ 7.72	7.95				$ 0.29	0.30	$ 0.30	0.30	$ 0.30	0.30	$ 3.13	3.22	$ 2.34	2.34	$ 1.52	1.50		$ 0.29	0.30	$ 21.23	21.87	$ 21.29	21.27	$ 27.74	27.42